WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
WARRANT LIABILITIES
Summary of change in the fair value of the warrant liabilities

Estimated fair value as of January 1, 2021	$—
Issuance of warrants	2,370,376
Changes in estimated fair value	(2,367,632)
Estimated fair value as of December 31, 2021	2,744
Changes in estimated fair value	(1,912)
Estimated fair value as of December 31, 2022	832
Changes in estimated fair value	(832)
Estimated fair value as of December 31, 2023	$—

Summary of quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants

	As of December 31,	As of December 31,	As of December 31,	As of March 18,
	2023	2022	2021	2021
Volatility	28.63%	35.77%	32.52%	31.26%
Stock price	3.61	5.16	17.28	126.34
Expected life of the warrants to convert	2.72	3.72	4.72	5.50
Risk free rate	4.20%	4.17%	1.27%	1.09%
Dividend yield	0.0%	0.0%	0.0%	0.0%